Note 4 - Revenue and Segmental Information	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
4	Revenue and segmental information

The Group determines and presents operating segments based on the information that is provided internally to the Board of Directors, which is the Group's chief operating decision maker.

The Group considers that it has
three
reportable segments: Critical Power Services, Solar Development, and Corporate Office. Critical Power Services is represented by J.A. Martin Electrical Pty Limited (“J.A. Martin”) and Kenshaw Electrical Pty Limited (“Kenshaw”) operating in Australia with a focus on the design, supply, installation and maintenance of power and control systems. Solar Development is the development and sale of commercial and utility scale PV solar power projects in Australia and the U.S. Corporate Office is all United Kingdom based corporate functions.

An operating segment is a component of the Group that engages in business activities from which it may
earn revenues and incur expenses, including any revenues and expenses that relate to the transactions with any of the Group's other components. Operating segments results are reviewed regularly by the Board of Directors to assess its performance and make decisions about resources to be allocated to the segment, and for which discrete financial information is available.

Segment results that are reported to the Board of Directors include items directly attributable to a segment as well as those that can be allocated to a segment on a reasonable basis.

4.1	Revenue

Revenue by geographic location is as follows:

	Year Ended June 30	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2020	2019	201 9	201 8
Australia	48,707	13,507	37,889	31,985
United States	-	110	1,147	1,662
United Kingdom	3	-	-	-
Total revenue	48,710	13,617	39,036	33,647

Revenue by product and service is as follows:

	Year Ended June 30	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2020	2019	2019	2018
Electrical products and related services	47,917	13,484	37,799	31,631
Development fees	69	-	90	828
Other revenue	724	133	1,147	1,188
Total revenue	48,710	13,617	39,036	33,647

The Group had
one
customer representing more than
10%
of revenue for the year ended
June 30, 2020 (
three
months ended
June 30, 2019:
one; year ended
March 31, 2019:
one;
2018:
none
). Revenue recognized for this customer amounted to
$20.4
million in the Critical Power Services segment in the year ended
June 30, 2020.

4.2	Operating segments

a )	Segment results of operations

Results of operations by reportable segment are as follows:

Year Ended June 30, 20 20 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue from contracts with customers	48,638	69	3	48,710
Costs of sales	(40,865)	(20)	-	(40,885)
Gross profit	7,773	49	3	7,825
General and administrative expenses	(2,745)	(469)	(2,265)	(5,479)
Gain/(loss) on solar development	41	1,548	-	1,589
Depreciation and amortization	(1,718)	(45)	(3)	(1,766)
Operating profit/ (loss)	3,351	1,083	(2,265)	2,169
Restructuring and other non-recurring costs	(124)	(1,296)	(1,990)	(3,410)
Finance expense – net	(1,436)	(9)	(1,704)	(3,149)
Profit/ ( l oss) before income tax	1,791	(222)	(5,959)	(4,390)
Income tax	15	(728)	-	(713)
Profit/(loss) for the period	1,806	(950)	(5,959)	(5,103)

Three Months Ended June 30, 2019 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue from contracts with customers	13,484	133	-	13,617
Costs of sales	(11,864)	(96)	-	(11,960)
Gross profit	1,620	37	-	1,657
General and administrative expenses	(567)	(206)	(518)	(1,291)
Gain/(loss) on solar development	5	41	(8)	38
Depreciation and amortization	(422)	(14)	(1)	(437)
Operating profit/ (loss)	636	(142)	(527)	(33)
Restructuring and other non-recurring costs	(15)	(39)	(471)	(525)
Finance expense – net	(358)	(49)	(389)	(796)
Profit/ ( l oss) before income tax	263	(230)	(1,387)	(1,354)
Income tax	(92)	-	-	(92)
Profit/(loss) for the period	171	(230)	(1,387)	(1,446)

Year Ended March 31, 2019 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue	37,800	1,236	-	39,036
Costs of sales	(32,317)	(409)	-	(32,726)
Gross profit	5,483	827	-	6,310
General and administrative expenses	(2,823)	(2,148)	(2,714)	(7,685)
Loss on solar development	(30)	(2,585)	-	(2,615)
Depreciation and amortization	(1,272)	(140)	(8)	(1,420)
Operating profit/ (loss)	1,358	(4,046)	(2,722)	(5,410)
Restructuring and other non-recurring costs	(8)	7	(2,016)	(2,017)
Finance expense – net	(1,354)	(221)	(1,664)	(3,239)
Profit/ ( l oss) before income tax	(4)	(4,260)	(6,402)	(10,666)
Income tax	(572)	15	-	(557)
Loss for the year	(576)	(4,245)	(6,402)	(11,223)

Year Ended March 31, 2018 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Revenue	31,807	1,840	-	33,647
Costs of sales	(27,482)	(1,042)	-	(28,524)
Gross profit	4,325	798	-	5,123
General and administrative expenses	(2,173)	(6,468)	(4,173)	(12,814)
Gain on solar development	213	1,143	-	1,356
Depreciation and amortization	(1,233)	(19)	(8)	(1,260)
Operating profit/ (loss)	1,132	(4,546)	(4,181)	(7,595)
Restructuring and other non-recurring costs	(335)	(964)	(574)	(1,873)
Impairment of assets	-	(10,191)	-	(10,191)
Impairment of goodwill	-	(11,092)	-	(11,092)
Finance expense – net	(1,283)	(400)	(1,703)	(3,386)
Loss before income tax	(486)	(27,193)	(6,458)	(34,137)
Income tax	(85)	6,291	52	6,258
Loss for the year	(571)	(20,902)	(6,406)	(27,879)

b )	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 20 20 (US dollars in thousands)	Critical Power Services	S olar Development	Corporate Office	Total
Assets	38,519	22,965	896	62,380
Liabilities	(14,481)	(1,697)	(28,312)	(44,490)
Net assets /(liabilities)	24,038	21,268	(27,416)	17,890

As at June 30, 2019 (US dollars in thousands)	Critical Power Services	S olar Development	Corporate Office	Total
Assets	45,881	26,534	694	73,109
Liabilities	(21,171)	(5,766)	(23,656)	(50,593)
Net assets /(liabilities)	24,710	20,768	(22,962)	22,516

As at March 31, 2019 (US dollars in thousands)	Critical Power Services	S olar Development	Corporate Office	Total
Assets	35,472	29,538	385	65,395
Liabilities	(13,603)	(6,085)	(21,722)	(41,410)
Net assets /(liabilities)	21,869	23,453	(21,337)	23,985

As at March 31, 2018 (US dollars in thousands)	Critical Power Services	Solar Development	Corporate Office	Total
Assets	34,421	41,270	621	76,312
Liabilities	(6,473)	(11,101)	(21,735)	(39,309)
Net assets /(liabilities)	27,948	30,169	(21,114)	37,003